Related Parties’ Transactions - Schedule of Amount Due to Related Party (Details) - USD ($)		Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023	[2]
Cpresso, LLC [Member]
Related Party Transaction [Line Items]
Amounts due from a related party		$ 11,000	[1]	$ 11,000	[2]	$ 11,000
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[3]	$ 3,884,798		$ 4,826,976

[1]	Amounts due from Cpresso, LLC was rental deposit.
[2]	Amounts due from Cpresso, LLC was rental deposit.
[3]	As of September 30, 2025 and December 31, 2024, amounts due to Shenzhen Feellife included payables for the purchase of consumable Hemp cannabinoid E-vapors, packaging materials, and mould equipment from Shenzhen Feellife. Additionally, the Group transferred net amounts due from twelve related parties, namely FGP, Cpresso, Vplus, Shenzhen LFS, Feel Life, Hooloo, FL MEDICAL, FL GLOBE, Joincare, IOTA, FEELLIFE HOLDING and Shenzhen Huacheng totaling US$908,723, for the nine months ended September 30, 2025 and US$374,951 for the year ended on December 31, 2024 to Shenzhen Feellife based on the Debit Waiver Agreement dated April 1, 2024, respectively: